Postemployment Benefits Postretirement Benefit Plans - Amounts Recognized on Balance Sheet (Details) - Postretirement Plans - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities	$ (15)	$ (14)
Accrued postemployment costs	(184)	(236)
Net asset/(liability) recognized	$ (199)	$ (250)